TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER PAYABLES.
Schedule of trade payables and other payables

	Group	Group
	2024	2023
	$’000	$’000
Trade payables	1,663	2,336
Accruals and other payables	3,619	7,153
Other taxation and social security	2,902	1,686
Total trade and other creditors	8,184	11,175